SCHEDULE OF BUSINESS ACQUISITION PRO FORMA (Details) - Runcangsheng Aixin Shangyan Hotel and Aixintang Pharmacies [Member] - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Revenue	$ 501,839	$ 3,168,061	$ 5,025,140
Operating costs and expenses	1,284,944	5,605,508	6,052,664
Loss from operations	(783,105)	(2,437,447)	(1,027,524)
Other income	20,601	34,839	100,086
Income tax expense	492	1,097	284,903
Net loss	$ (762,996)	$ (2,403,705)	$ (1,212,341)